SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)		1 Months Ended	2 Months Ended	3 Months Ended		12 Months Ended
	May 04, 2023	Mar. 31, 2024 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Property, Plant and Equipment [Line Items]
Volatility				80.00%
Discount rate	6.80%
Change in fair value of warrants			$ 31,973	$ 31,973		$ 21,750	$ (413,250)
Series A Preferred Stock [Member]
Property, Plant and Equipment [Line Items]
Sale of preferred stock		$ 2,000,000.0		$ 2,000,000
Minimum [Member]
Property, Plant and Equipment [Line Items]
Discount rate				35.00%
Percentage of probability of liquidity event		85.00%	85.00%	85.00%
Range in years		6 months	6 months	6 months
Minimum [Member] | Measurement Input, Price Volatility [Member]
Property, Plant and Equipment [Line Items]
Risk-free interest rate percentage		75	75	75
Minimum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Property, Plant and Equipment [Line Items]
Risk-free interest rate percentage		4.03	4.03	4.03
Maximum [Member]
Property, Plant and Equipment [Line Items]
Discount rate				36.00%
Percentage of probability of liquidity event		95.00%	95.00%	95.00%
Change in fair value of warrants				$ 31,973
Range in years		10 years	10 years	10 years
Maximum [Member] | Measurement Input, Price Volatility [Member]
Property, Plant and Equipment [Line Items]
Risk-free interest rate percentage		85	85	85
Maximum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Property, Plant and Equipment [Line Items]
Risk-free interest rate percentage		5.03	5.03	5.03